American Century Asset Allocation Portfolios, Inc.

PROSPECTUS SUPPLEMENT

Supplement dated August 1, 2006 * Prospectuses dated December 1, 2005 and
May 15, 2006

ALL REFERENCES TO "QUALIFIED RETIREMENT PLANS" SHOULD BE REPLACED WITH
"EMPLOYER-SPONSORED RETIREMENT PLANS."

R CLASS SHARES ARE ONLY AVAILABLE FOR PURCHASE THROUGH EMPLOYER-SPONSORED
RETIREMENT PLANS. HOWEVER, INVESTORS WITH ACCOUNTS ESTABLISHED PRIOR TO AUGUST
1, 2006, MAY MAKE ADDITIONAL PURCHASES.

THE FOLLOWING SENTENCE IS ADDED AS THE LAST SENTENCE TO THE FIRST PARAGRAPH
UNDER INVESTING THROUGH A FINANCIAL INTERMEDIARY IN THE LIVESTRONG™
PORTFOLIOS FROM AMERICAN CENTURY INVESTMENTS PROSPECTUS AND INVESTING THROUGH
FINANCIAL INTERMEDIARIES IN THE ONE CHOICE PORTFOLIOS PROSPECTUS.

For more information regarding employer-sponsored retirement plan types, please see BUYING AND SELLING FUND SHARES in the statement of additional information.

THE FOLLOWING REPLACES THE SECTION MINIMUM INITIAL INVESTMENT AMOUNTS.

MINIMUM INITIAL INVESTMENT AMOUNTS (OTHER THAN INSTITUTIONAL CLASS)

Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500. However, American Century will waive the fund minimum if you make an initial investment of at least $500 and continue to make automatic investments of at least $100 a month until reaching the fund minimum.

Financial intermediaries may open an account with $250, but may require their clients to meet different investment minimums. See INVESTING THROUGH A FINANCIAL
INTERMEDIARY for more information.

------------------------------------------------------------------------
Broker-dealer sponsored wrap program
accounts and/or fee-based accounts                          No minimum
------------------------------------------------------------------------
Coverdell Education Savings Account (CESA)                  $2,000(1)(2)
------------------------------------------------------------------------
Employer-sponsored retirement plans                         No minimum
------------------------------------------------------------------------

(1)  AMERICAN CENTURY WILL WAIVE THE MINIMUM IF YOU MAKE AN INITIAL
     INVESTMENT OF AT LEAST $500 AND CONTINUE TO MAKE AUTOMATIC INVESTMENTS OF
     AT LEAST $100 A MONTH UNTIL REACHING THE MINIMUM.

(2)  THE MINIMUM INITIAL INVESTMENT FOR FINANCIAL INTERMEDIARIES IS $250.
     FINANCIAL INTERMEDIARIES MAY HAVE DIFFERENT MINIMUMS FOR THEIR CLIENTS.

SUBSEQUENT PURCHASES

There is a $50 minimum for subsequent purchases. See WAYS TO MANAGE YOUR ACCOUNT for more information about making additional investments directly with American
Century. However, there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans, but financial intermediaries may require their clients to meet different subsequent purchase requirements.

THE FOLLOWING REPLACES THE SECTION REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS.

REDEMPTION OF SHARES IN ACCOUNTS BELOW MINIMUM

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, or if you cancel your automatic monthly investment plan prior to reaching the fund minimum, American
Century reserves the right to redeem the shares in the account and send the proceeds to your address of record. Prior to doing so, we will notify you and give you 90 days to meet the minimum or reinstate your automatic monthly investment plan. Please note that you may incur tax liability as a result of the redemption. For Institutional Class shares, if available, we reserve the right to convert your shares to Investor Class shares of the same fund. The total annual operating expenses of Investor Class shares are 0.20% higher than
Institutional Class shares.

LIVESTRONG is a trademark of the Lance Armstrong Foundation.

American Century Investment Services, Inc., Distributor

©2006 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-50392 0608

American Century Asset Allocation Portfolios, Inc.

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

Supplement dated August 1, 2006 * Statement of Additional Information dated
May 15, 2006

THE ENTRY FOR CHARLES C.S. PARK IN THE OFFICERS TABLE ON PAGE 26 IS DELETED. THE
FOLLOWING REPLACES THE ENTRY FOR MARYANNE ROEPKE ON PAGE 26.

MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1956

POSITION(S) HELD WITH FUNDS: Chief Compliance Officer, Senior Vice President,
Treasurer and Chief Financial Officer

FIRST YEAR OF SERVICE: 2000

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACIM,
ACGIM and ACS (August 2006 to present); Assistant Treasurer, ACC (January 1995 to present). Also serves as: Senior Vice President, ACS; Assistant Treasurer,
ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries

THE FOLLOWING IS ADDED AT THE END OF THE SECTION BUYING AND SELLING FUND SHARES
ON PAGE 51.

American Century considers employer-sponsored retirement plans to include the following:

* 401(a) plans                                * 457 plans
* pension plans                               * KEOGH plans
* profit sharing plans                        * employer-sponsored 403(b) plans (including self-directed)
* 401k plans                                  * nonqualified deferred compensation plans
* money purchase plans                        * nonqualified excess benefit plans
* target benefit plans                        * nonqualified retirement plans
* Taft-Hartley multi-employer pension plans   * SIMPLE IRAs
* SERP and "Top Hat" plans                    * SEP IRAs
* ERISA trusts                                * SARSEP
* employee benefit trusts

Traditional and Roth IRAs are not considered employer-sponsored retirement plans. The following table indicates the types of shares that may be purchased through employer-sponsored retirement plans, Traditional IRAs and Roth IRAs.

                                                                   TRADITIONAL
                                             EMPLOYER-SPONSORED    AND ROTH
                                             RETIREMENT PLANS      IRAS
--------------------------------------------------------------------------------
Institutional Class shares may be purchased  Yes                   Yes
--------------------------------------------------------------------------------
Investor Class shares may be purchased       Yes                   Yes
--------------------------------------------------------------------------------
Advisor Class shares may be purchased        Yes                   Yes
--------------------------------------------------------------------------------
R Class shares may be purchased              Yes                   No(1)
--------------------------------------------------------------------------------

(1)  ACCOUNTS ESTABLISHED PRIOR TO AUGUST 1, 2006, MAY MAKE ADDITIONAL
     PURCHASES.

American Century Investment Services, Inc., Distributor

©2006 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-50406 0608